Cash Distributions and Earnings per Unit	12 Months Ended
Dec. 31, 2022
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit

NOTE 20 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

The amount of distributions paid by Navios Partners and the decision to make any distribution is determined by the Company’s board of directors and will depend on, among other things, Navios Partners’ cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable. There is no guarantee that the Company will pay the quarterly distribution on the common units in any quarter. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.

There are incentive distribution rights held by Navios GP L.L.C., which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.

The authorized quarterly cash distributions for all quarters during the years ended December 2022, 2021 and 2020, are presented below:

Date	Authorized Quarterly Cash Distribution for the three months ended	Date of record of Common and General Partnership unit Unitholders	Payment of Distribution	$/ Unit	Amount of the declared distribution
January 2020	December 31, 2019	February 11, 2020	February 13, 2020	$0.30	$3,365
April 2020	March 31, 2020	May 11, 2020	May 14, 2020	$0.30	$3,366
July 2020	June 30, 2020	August 10, 2020	August 13, 2020	$0.05	$562
October 2020	September 30, 2020	November 9, 2020	November 13, 2020	$0.05	$579
January 2021	December 31,2020	February 9, 2021	February 12, 2021	$0.05	$579
April 2021	March 31, 2021	May 11, 2021	May 14, 2021	$0.05	$1,127
July 2021	June 30, 2021	August 9, 2021	August 12, 2021	$0.05	$1,368
October 2021	September 30, 2021	November 8, 2021	November 12, 2021	$0.05	$1,541
January 2022	December 31,2021	February 9, 2022	February 11, 2022	$0.05	$1,541
April 2022	March 31, 2022	May 9, 2022	May 12, 2022	$0.05	$1,541
July 2022	June 30, 2022	August 9, 2022	August 12, 2022	$0.05	$1,541
October 2022	September 30, 2022	November 8, 2022	November 10, 2022	$0.05	$1,540
January 2023	December 31, 2022	February 10, 2023	February 14, 2023	$0.05	$1,540

Navios Partners calculates earnings/(losses) attributable to Navios Partners’ unitholders per unit by allocating reported net income/(loss) attributable to Navios Partners’ unitholders for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings (or losses). Basic earnings/(losses) attributable to Navios Partners’ unitholders per common unit is determined by dividing net income/(loss) attributable to Navios Partners common unitholders by the weighted average number of common units outstanding during the period. Diluted earnings attributable to Navios Partners’ unitholders per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net earnings/(loss) attributable to Navios Partners’ unitholders per unit undistributed is determined by taking the distributions in excess of net income/(loss) and allocating between common units and general partnership units on a 98%-2% basis. There were no options or phantom units outstanding during each of the years ended December 31, 2022, 2021 and 2020.

The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net income / (loss) attributable to Navios Partners’ unitholders	$579,247	$516,186	$(68,541)
Income / (loss) attributable to:
Common unitholders	$567,662	$505,862	$(67,173)
Weighted average units outstanding basic
Common unitholders	30,155,148	22,620,324	10,966,518
Earnings/ (losses) per unit basic:
Common unitholders	$18.82	$22.36	$(6.13)
Weighted average units outstanding diluted
Common unitholders	30,156,149	22,663,240	10,966,518
Earnings/ (losses) per unit diluted:
Common unitholders	$18.82	$22.32	$(6.13)
Earnings per unit distributed basic:
Common unitholders	$0.20	$0.20	$0.45
Earnings per unit distributed diluted:
Common unitholders	$0.20	$0.20	$0.45
Earnings/ (losses per unit) - undistributed basic:
Common unitholders	$18.62	$22.16	$(6.58)
Earnings/ (losses) per unit undistributed diluted
Common unitholders	$18.62	$22.12	$(6.58)

Potential common units of 1,001 and 42,916 for the years ended December 31, 2022 and 2021, respectively are included in the calculation of earnings attributable to Navios Partners’ unitholders per unit diluted. Potential common units of 92,699 relating to unvested restricted common units for the year ended December 31, 2020 have an anti-dilutive effect (i.e. those that increase income per unit or decrease loss per unit) and are therefore excluded from the calculation of earnings/ (losses) attributable to Navios Partners’ unitholders per unit diluted.